Balance Sheets (USD $)	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Current
Cash	$ 313,587		$ 2,415
Prepaid expense	49,320
Other receivables	10,516	2,108	1,287
Total Current Assets	373,423	2,108	3,702
TOTAL ASSETS	373,423	2,108	3,702
Current Liabilities
Account overdraft		7
Accounts payable	84,676	40,156	11,037
Accounts payable, related parties	25,278	170,612	50,000
Convertible notes, net of discount	929,025
Warrant derivative liability	128,253
Short term loan		12,705
Short term loan, related parties	123,626	46,249	47,095
Total current liabilities	1,290,858	269,729	108,132
Total Liabilities	1,290,858	269,729	108,132
STOCKHOLDERS EQUITY (DEFICIT)
Common stock An unlimited number of common shares with no par value. Issued and outstanding 226,976,985 shares as at April 30, 2011, 90,875,000 as at April 30, 2010 , and 89,500,000 as at April 30, 2009	1,561,873	224,400	177,400
Additional paid in capital	1,000,400
Accumulated deficit	(3,479,708)	(492,021)	(281,830)
Total Stockholders Equity (Deficit)	(917,435)	(267,621)	(104,430)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	$ 373,423	$ 2,108	$ 3,702